Accounts payable and accrued liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Text Block [Abstract]
Accounts payable		$ 2,454,421	$ 195,716
Accrued expenses		1,177,377	819,833
Accrued compensation		732,574	133,437
Total	$ 15,778,982	$ 4,364,372	$ 1,148,986